Expense Example	Jan. 31, 2026 USD ($)
Conestoga SMid Cap Fund | Investors Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 112
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	785
Expense Example, with Redemption, 10 Years	1,767
Conestoga SMid Cap Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	301
Expense Example, with Redemption, 5 Years	533
Expense Example, with Redemption, 10 Years	1,200
Conestoga Discovery Fund | Investors Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	1,745
Expense Example, with Redemption, 5 Years	3,245
Expense Example, with Redemption, 10 Years	6,629
Conestoga Discovery Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	1,566
Expense Example, with Redemption, 5 Years	2,946
Expense Example, with Redemption, 10 Years	6,151
Conestoga Small Cap Fund | Investors Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	426
Expense Example, with Redemption, 5 Years	763
Expense Example, with Redemption, 10 Years	1,715
Conestoga Small Cap Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	538
Expense Example, with Redemption, 10 Years	$ 1,205